CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock issuance costs	$ 1,143	$ 0	$ 0
Transaction costs from Business Combination and PIPE offering	4,095
Transaction costs from warrant exercises	52
Preferred stock
Stock issuance costs	$ 81	$ 210	$ 3,342